Related Party Transaction and Balance (Details) - Schedule of Related Party Transaction and Balance - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Zhong Yang Holdings Limited [Member]
Related Party Transaction [Line Items]
Nature	Rental expenses
Balance			$ 54,510
Nature of relationships with related parties[Member] | Mr. Huaixi Yang [Member]
Related Party Transaction [Line Items]
Nature of relationships with related parties	Immediate family member of Ms. Junli Yang, the Chairwoman of the Board
Nature of relationships with related parties[Member] | PRO800 Limited (“PRO800”) [Member]
Related Party Transaction [Line Items]
Nature of relationships with related parties	Wholly owned by Ms. Junli Yang, the controlling shareholder of the Company.
Nature of relationships with related parties[Member] | Zhong Yang Holdings Limited [Member]
Related Party Transaction [Line Items]
Nature of relationships with related parties	Predecessor Parent Company, owned by the same group of shareholders and determined to be a related party upon the completion of the Reorganization on March 26, 2020
Nature of relationships with related parties[Member] | Sunx Global Limited [Member]
Related Party Transaction [Line Items]
Nature of relationships with related parties	Predecessor Parent Company owns 95% of Sunx Global Limited and ceased to be a related party of the Company from February 28, 2024
Nature of relationships with related parties[Member] | WSYQR Limited [Member]
Related Party Transaction [Line Items]
Nature of relationships with related parties	Wholly owned by Mr. Huaixi Yang before April 1, 2023, and ceased to be a related party of the Company form May 24, 2023.
Related Parties Transactions [Member] | Mr. Huaixi Yang [Member]
Related Party Transaction [Line Items]
Nature	Gross commission income
Balance		1,962	1,133
Related Parties Transactions [Member] | Sunx Global Limited [Member]
Related Party Transaction [Line Items]
Nature	Gross commission income
Balance			315
Related Parties Transactions [Member] | WSYQR Limited [Member]
Related Party Transaction [Line Items]
Nature	Gross commission income
Balance		8,884	10,602
Related Parties Transactions [Member] | Mr. Huaixi Yang One [Member]
Related Party Transaction [Line Items]
Nature	Interest income
Balance	$ 179,217	96,317	$ 1,133
Balance With Related Parties [Member] | Mr. Huaixi Yang [Member]
Related Party Transaction [Line Items]
Nature	Receivable due from customers – a related party
Balance	$ 1,548,088	1,523,259
Balance With Related Parties [Member] | Sunx Global Limited [Member]
Related Party Transaction [Line Items]
Nature	Payable to customers - related parties
Balance		30,550
Balance With Related Parties [Member] | WSYQR Limited [Member]
Related Party Transaction [Line Items]
Nature	Payable to customers - related parties
Balance		$ 12,577